Stockholders' (Deficit) Equity - Series of Convertible Preferred Stock Outstanding (Detail) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	2,694,579	2,694,579	1,556,795
Shares Issued	2,609,102		1,519,274
Share Outstanding	2,609,102		1,519,274
Net Carrying Value	$ 22,566,940		$ 15,366,286
Liquidation Preference	$ 22,269,168		$ 15,043,608
Series A Preferred Stock [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	454,020		454,020
Shares Issued	426,680		426,680
Share Outstanding	426,680		426,680
Issuance Price per share	$ 18.28		$ 18.28
Conversion price per share	$ 18.28		$ 18.28
Net Carrying Value	$ 7,668,451		$ 7,668,451
Liquidation Preference	$ 7,799,710		$ 7,799,710
Series A-1 Convertible Preferred Stock [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized	2,240,559		1,102,775
Shares Issued	2,182,422		1,092,594
Share Outstanding	2,182,422		1,092,594
Issuance Price per share	$ 6.63		$ 6.63
Conversion price per share	$ 6.63		$ 6.63
Net Carrying Value	$ 14,898,489		$ 7,697,835
Liquidation Preference	$ 14,469,458		$ 7,243,898